Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	Stream Global Services, Inc.
Entity Central Index Key	0001405287
Document Type	8-K
Document Period End Date	Dec. 31, 2012
Amendment Flag	false